AMERICAN ODYSSEY FUNDS, INC.                                        PROSPECTUS
                                                                    SUPPLEMENT
                                                                   May 1, 1999

This page supplements the May 1, 1999 prospectus for American Odyssey Funds,
Inc.

1. On the performance bar chart for the Emerging Opportunities Fund on page 6, the 1994 total return is revised to 9.69%.

2. Under the Fees and Expenses table on the top of page 8, the fees for the Global High-Yield Bond Fund and the Emerging Opportunities Fund are revised as follows:

                                                                                    GLOBAL
                                                                                    HIGH-YIELD              EMERGING
                                                                                    BOND                    OPPORTUNITIES
                                                                                    FUND                    FUND
                                                                                    ----                    ----
            Management Fees                                                         0.68%(1)                0.77%(2)
            Distribution (12b-1) Fees                                               None                    None
            Other Expenses                                                          0.16%(1)                0.14%
                                                                                    -----                   -----
            Total Annual Fund Operating Expenses                                    0.84%(1)                0.91%(2)

            (1) Fees and expenses for the Global High-Yield Bond Fund reflect the period 5/1/98-12/31/98. On May 1, 1998, the Fund adopted its current fee structure and investment objective and strategy.

            (2) Management fees for the Emerging Opportunities Fund reflect the period 5/1/98-12/31/98. On May 1, 1998, the Fund adopted its current fee structure.

3. The Fees and Expenses Example table on the bottom of page 8 is revised to read as follows:

                                    GLOBAL                                                           LONG-       INTERMEDIATE-
                                  HIGH-YIELD         INT'L            EMERGING         CORE          TERM             TERM
                                     BOND            EQUITY         OPPORTUNITIES     EQUITY         BOND             BOND
                                     FUND             FUND              FUND           FUND          FUND             FUND
                                  ----------        -------         -------------     ------        -------      ------------
    1 year..............          $    85.75        $ 74.56           $   92.86        $ 66.41      $ 61.32          $ 61.32
    3 years.............          $   268.09        $233.38           $  290.13        $208.03      $192.17          $192.17
    5 years.............          $   465.92        $406.01           $  503.87        $362.24      $334.80          $334.80
   10 years.............          $ 1,037.16        $906.45           $1,119.56        $810.44      $750.03          $750.03

4.  Note 1 to the chart on page 16 is revised to read as follows:

    "The Global High-Yield Bond Fund's fee structure changed effective May 1, 1998, when the Fund converted from the Short-Term Bond Fund. Advisory fees for the period 5/1/98-12/31/98 equaled 0.68% of average net assets on an annualized basis."

5. On page 17, the paragraph regarding Diane Damskey is replaced with the following:

    "Leland E. Crabbe serves as Director at CSAM and devises portfolio strategies for corporate and emerging market debt securities. He joined CSAM in 1998 from Merrill Lynch, where he traded corporate and emerging market debt after working in fixed income syndicate and as a corporate bond strategist. Previously, he was a corporate bond analyst with the Federal Reserve in Washington. Mr. Crabbe has had responsibility for the Global High-Yield Bond Fund since 1999."